Revenue Recognition (Details) - Schedule of disaggregates revenue by geographic location - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total	$ 6,152	$ 8,279	$ 10,442	$ 12,018	$ 21,197	$ 13,017
Germany [Member]
Disaggregation of Revenue [Line Items]
Total	1,143	5,198	1,826	6,217	7,526	3,339
United States [Member]
Disaggregation of Revenue [Line Items]
Total	1,858	1,235	3,248	2,303	5,117	3,538
Japan [Member]
Disaggregation of Revenue [Line Items]
Total	923	921	1,850	1,954	3,797	3,496
Korea [Member]
Disaggregation of Revenue [Line Items]
Total					1,373	1,855
France [Member]
Disaggregation of Revenue [Line Items]
Total	1,837	393	2,296	393	2,616	618
Other [Member]
Disaggregation of Revenue [Line Items]
Total	$ 150	$ 150	$ 569	$ 291	$ 768	$ 171